Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Total	$ 305	$ 242
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Total	591	1,043
Other liabilities (related to business combination)	16,786	12,438
Total	16,786	12,438
Financial assets measured at FVOCI [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments		452
FVTPL [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - other securities	305	242
FVTPL [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities	591	591
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Total	896	1,285
Other liabilities (related to business combination)	16,786	12,438
Total	16,786	12,438
Fair value [Member] | Financial assets measured at FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments		452
Fair value [Member] | FVTPL [Member]
Disclosure of detailed information about financial instruments [line items]
Other investments - equity securities	591	591
Other investments - other securities	$ 305	$ 242